Pacer Lunt Large Cap Alternator ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 2.9%
Meta Platforms, Inc. - Class A	1,330	$952,945
Trade Desk, Inc. - Class A (a)	20,047	608,026
Warner Bros Discovery, Inc. (a)	44,693	1,230,845
		2,791,816

Consumer Discretionary - 13.5%
Airbnb, Inc. - Class A (a)	5,956	770,528
Amazon.com, Inc. (a)	3,208	767,674
Best Buy Co., Inc.	9,709	632,056
Carnival Corp. (a)	36,889	1,107,408
Deckers Outdoor Corp. (a)	9,188	1,096,496
DoorDash, Inc. - Class A (a)	3,941	806,407
Expedia Group, Inc.	2,999	794,255
MGM Resorts International (a)	24,050	806,637
Norwegian Cruise Line Holdings Ltd. (a)(b)	51,217	1,124,725
Ralph Lauren Corp.	2,430	858,786
Royal Caribbean Cruises Ltd. (b)	3,405	1,105,433
Tapestry, Inc.	7,039	893,320
Tesla Motors, Inc. (a)	3,173	1,365,691
Williams-Sonoma, Inc.	4,053	829,447
		12,958,863

Consumer Staples - 1.1%
Estee Lauder Cos., Inc. - Class A	8,724	1,005,703

Energy - 1.9%
APA Corp. (b)	37,188	982,135
Texas Pacific Land Corp.	2,380	829,097
		1,811,232

Financials - 17.8%
American Express Co.	2,093	737,092
Apollo Global Management, Inc. (b)	7,553	1,016,180
Blackstone, Inc.	6,240	888,701
Block, Inc. (a)	14,817	895,391
Capital One Financial Corp.	3,979	871,122
Citigroup, Inc.	7,077	818,880
Citizens Financial Group, Inc.	14,208	894,820
Coinbase Global, Inc. - Class A (a)	4,485	873,409
Corpay, Inc. (a)	2,874	904,246
Global Payments, Inc.	9,480	680,095
Goldman Sachs Group, Inc.	959	897,058
Huntington Bancshares, Inc. (b)	44,690	781,181
Interactive Brokers Group, Inc. - Class A	12,852	962,358
Invesco Ltd.	35,372	965,302
KeyCorp.	41,117	884,838
KKR & Co., Inc.	8,757	1,000,575
Morgan Stanley (b)	4,630	846,364
Robinhood Markets, Inc. - Class A (a)	11,758	1,169,686
Synchrony Financial	12,628	917,172
		17,004,470

Health Care - 1.9%
Align Technology, Inc. (a)	5,109	832,920
Charles River Laboratories International, Inc. (a)	4,646	977,890
		1,810,810

Industrials - 10.8%
Delta Air Lines, Inc.	16,646	1,096,805
Eaton Corp. PLC	2,176	764,690
EMCOR Group, Inc.	1,208	870,642
Emerson Electric Co.	5,569	818,420
GE Vernova, Inc.	1,720	1,249,356
Howmet Aerospace, Inc.	3,569	742,637
Parker-Hannifin Corp.	920	860,973
Southwest Airlines Co.	21,811	1,036,459
Stanley Black & Decker, Inc. (b)	12,538	986,239
United Airlines Holdings, Inc. (a)	11,622	1,189,163
United Rentals, Inc.	876	685,085
		10,300,469

Information Technology - 40.9% (c)
Advanced Micro Devices, Inc. (a)	4,377	1,036,167
Amphenol Corp. - Class A	5,236	754,403
Analog Devices, Inc.	3,681	1,144,349
Apple, Inc.	2,642	685,546
Applied Materials, Inc.	3,932	1,267,362
AppLovin Corp. - Class A (a)	2,241	1,060,239
Arista Networks, Inc. (a)	7,098	1,006,071
Broadcom, Inc.	2,946	976,010
Cadence Design System, Inc. (a)	2,502	741,493
Crowdstrike Holdings, Inc. - Class A (a)	1,692	746,857
Datadog, Inc. - Class A (a)	3,975	514,047
Dell Technologies, Inc. - Class C	7,326	838,387
EPAM Systems, Inc. (a)(b)	4,181	872,157
Hewlett Packard Enterprise Co.	39,813	856,776
Intel Corp. (a)	23,060	1,071,598
Jabil, Inc.	3,638	862,897
Keysight Technologies, Inc. (a)	4,073	881,112
KLA Corp.	785	1,120,933
Lam Research Corp.	6,510	1,519,825
Microchip Technology, Inc.	21,729	1,649,666
Micron Technology, Inc.	4,974	2,063,613
Monolithic Power Systems, Inc.	1,365	1,534,465
NetApp, Inc.	6,581	634,079
NVIDIA Corp.	5,555	1,061,727
NXP Semiconductors NV	4,924	1,113,513
ON Semiconductor Corp. (a)	22,695	1,359,204
Oracle Corp.	3,726	613,225
Palantir Technologies, Inc. - Class A (a)	6,449	945,359
QUALCOMM, Inc.	4,792	726,419
Seagate Technology Holdings PLC	2,665	1,086,494
ServiceNow, Inc. (a)	4,479	524,088
Skyworks Solutions, Inc. (b)	13,434	749,080
Super Micro Computer, Inc. (a)(b)	31,145	906,631
Synopsys, Inc. (a)	2,050	953,486
Teradyne, Inc.	5,670	1,366,753
Texas Instruments, Inc. (b)	4,674	1,007,481
Trimble, Inc. (a)	9,548	645,445
Western Digital Corp.	5,666	1,417,803
Zebra Technologies Corp. - Class A (a)	3,668	861,907
		39,176,667

Materials - 6.4%
Albemarle Corp. (b)	8,210	1,400,872
Dow, Inc.	34,504	950,585
DuPont de Nemours, Inc.	18,665	819,767
Freeport-McMoRan, Inc.	21,018	1,265,914
Nucor Corp. (b)	4,908	872,250
Steel Dynamics, Inc.	4,596	825,304
		6,134,692

Utilities - 2.8%
Constellation Energy Corp.	2,704	758,959
NRG Energy, Inc.	5,709	871,364
Vistra Corp.	6,443	1,020,249
		2,650,572
TOTAL COMMON STOCKS (Cost $94,155,892)		95,645,294

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.9%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (d)	10,454,219	10,454,219
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $10,454,219)		10,454,219

TOTAL INVESTMENTS - 110.9% (Cost $104,610,111)		106,099,513
Liabilities in Excess of Other Assets - (10.9)%		(10,414,107)
TOTAL NET ASSETS - 100.0%		$95,685,406

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $10,049,244.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Lunt Large Cap Alternator ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$95,645,294	$–	$–	$95,645,294
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	10,454,219
Total Investments	$95,645,294	$–	$–	$106,099,513

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $10,454,219 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.